Consolidated Statements of Changes In Stockholders' Equity (Unaudited) - USD ($)		Total	Additional Paid-in Capital	Accumulated Deficit	Class A Common Stock	Class B Common Stock
Balance at Jun. 04, 2020		$ 0	$ 0	$ 0	$ 0	$ 0
Balance (in Shares) at Jun. 04, 2020					0	0
Adjustment to Class A common stock subject to possible redemption		(288,516,400)	(288,513,515)		$ (2,885)
Adjustment to Class A common stock subject to possible redemption (in shares)					28,851,640
Issuance of common stock to initial stockholder at approximately $0.003 per share		25,000	24,137			$ 863
Issuance of common stock to initial stockholder at approximately $0.003 per share (in shares)						8,625,000
Sale of units in initial public offering, less fair value of public warrants		329,475,000	329,471,550		$ 3,450
Sale of units in initial public offering, less fair value of public warrants (in Shares)					34,500,000
Underwriters' discount and offering expenses		(18,608,160)	(18,608,160)
Net income (loss)		(17,375,434)		(17,375,434)
Balance at Dec. 31, 2020		5,000,006	22,374,012	(17,375,434)	$ 565	$ 863
Balance (in Shares) at Dec. 31, 2020					5,648,360	8,625,000
Balance at Jun. 18, 2020
Balance (in Shares) at Jun. 18, 2020
Issuance of common stock to initial stockholder at approximately $0.003 per share	[1]	25,000	24,137			$ 863
Issuance of common stock to initial stockholder at approximately $0.003 per share (in shares)	[1]					8,625,000
Net income (loss)		(683)		(683)
Balance at Jun. 30, 2020		24,317	24,137	(683)		$ 863
Balance (in Shares) at Jun. 30, 2020						8,625,000
Balance at Dec. 31, 2020		5,000,006	22,374,012	(17,375,434)	$ 565	$ 863
Balance (in Shares) at Dec. 31, 2020					5,648,360	8,625,000
Change in value of Class A common stock subject to possible redemption		(8,134,220)	(8,134,138)		$ (82)
Change in value of Class A common stock subject to possible redemption (in shares)					(813,422)
Net income (loss)		8,134,222		8,134,222
Balance at Mar. 31, 2021		5,000,008	14,239,874	(9,241,212)	$ 483	$ 863
Balance (in Shares) at Mar. 31, 2021					4,834,938	8,625,000
Balance at Dec. 31, 2020		5,000,006	22,374,012	(17,375,434)	$ 565	$ 863
Balance (in Shares) at Dec. 31, 2020					5,648,360	8,625,000
Issuance of common stock to initial stockholder at approximately $0.003 per share (in shares)					34,500,000
Balance at Jun. 30, 2021		5,000,007	15,158,534	(10,159,883)	$ 493	$ 863
Balance (in Shares) at Jun. 30, 2021					4,926,805	8,625,000
Balance at Mar. 31, 2021		5,000,008	14,239,874	(9,241,212)	$ 483	$ 863
Balance (in Shares) at Mar. 31, 2021					4,834,938	8,625,000
Change in value of Class A common stock subject to possible redemption		918,670	918,660		$ 10
Change in value of Class A common stock subject to possible redemption (in shares)					91,867
Net income (loss)		(918,671)		(918,671)
Balance at Jun. 30, 2021		$ 5,000,007	$ 15,158,534	$ (10,159,883)	$ 493	$ 863
Balance (in Shares) at Jun. 30, 2021					4,926,805	8,625,000

[1]	This number included an aggregate of 1,125,000 shares of Class B common stocks that could have been forfeited by the initial stockholder depending on the exercise of the underwriters’ over-allotment option. As a result of the underwriter’s election to fully exercise their over-allotment, no shares of Class B common stocks were forfeited.